Stock Option and Incentive Plan - Assumptions Used in Calculating Fair Value of Options (Detail) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.30%	0.74%	0.70%
Expected life of stock options	4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility	17.30%	22.70%	28.50%
Expected dividend yield	1.45%	1.48%	0.02%
Fair value per option	$ 5.56	$ 5.74	$ 7.18